Retirement Benefits Plans - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefits expense	$ 127,148	$ 133,482	$ 424,157	$ 329,455	$ 251,187
Defined Contribution Plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution percentage	6.00%		6.00%